Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands	Total	April 2023 Private Placement	September 2023 Private Placement	Ordinary shares	Ordinary shares April 2023 Private Placement	Ordinary shares September 2023 Private Placement	Share premium	Share premium April 2023 Private Placement	Share premium September 2023 Private Placement	Other capital reserves	Treasury shares	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2022				193,426,478
Beginning balance at Dec. 31, 2022	$ 2,104			$ 2,306			$ 2,418			$ 62,870	$ 0	$ (65,099)	$ (700)	$ 309
Loss for the year	(40,990)											(40,990)
Re-measurement gains (losses) on defined benefit plans | Previously stated	(46)													(46)
Re-measurement gains (losses) on defined benefit plans	(46)
Foreign currency translation	97												97
Net gain (loss) on cash flow hedge	(76)													(76)
Total comprehensive income (loss)	(41,015)											(40,990)	97	(122)
Issue of shares in connection with the vesting of restricted shares awards (in shares)				5,520,010
Issue of shares in connection with the vesting of restricted shares awards	0			$ 60			(60)
Issue of shares in private placement (in shares)					38,834,952	8,480,564
Issue of equity in private placement		$ 20,000	$ 6,000		$ 423	$ 89		$ 19,577	$ 5,911
Transaction costs	(551)						(551)
Reduction of issued capital	0						(12,727)					12,727
Bridge loans from related party	205									205
Exercise of common warrants issued in July 2025	82									82
Share-based payments	$ 7,104									7,104
Ending balance (in shares) at Dec. 31, 2023	246,262,004			246,262,004
Ending balance at Dec. 31, 2023	$ (6,071)			$ 2,878			14,568			70,261	0	(93,362)	(603)	187
Loss for the year	57,567											57,567
Re-measurement gains (losses) on defined benefit plans | Previously stated	(39)													(39)
Re-measurement gains (losses) on defined benefit plans	(39)
Foreign currency translation	(158)												(158)
Net gain (loss) on cash flow hedge	(183)													(183)
Total comprehensive income (loss)	57,187											57,567	(158)	(222)
Issue of shares in connection with the vesting of restricted shares awards (in shares)				5,146,918
Issue of shares in connection with the vesting of restricted shares awards	0			$ 56			(56)
Bridge loans from related party	153									153
Share-based payments	$ 4,090									4,090
Ending balance (in shares) at Dec. 31, 2024	251,408,922			251,408,922
Ending balance at Dec. 31, 2024	$ 55,359			$ 2,934			14,512			74,504	0	(35,795)	(761)	(35)
Loss for the year	(109,279)											(109,279)
Re-measurement gains (losses) on defined benefit plans	30													30
Foreign currency translation	937												937
Net gain (loss) on cash flow hedge	113													113
Total comprehensive income (loss)	(108,199)											(109,279)	937	143
Issue of shares in connection with the vesting of restricted shares awards (in shares)				8,923,730
Issue of shares in connection with the vesting of restricted shares awards	0			$ 100			(100)
Issue of shares in private placement (in shares)				1,171,987,620
Issue of equity in private placement	164,079			$ 13,737			150,342
Transaction costs	(13,992)						(13,992)
Exercise of common warrants issued in July 2025 ( in shares)				10,875,000
Exercise of common warrants issued in July 2025	1,522			$ 126			1,396
Exercise of pre-funded warrants issued in July 2025 ) (in shares)				125,943,130
Exercise of pre-funded warrants issued in July 2025	30,998			$ 1,467			29,531
Issuance of equity as payment of services related to private placement (in shares)				30,451,300
Issuance of shares in consideration for private placement services (Note 15)	4,263			$ 354			3,909
Acquisition of treasury shares (Note 15)	(9,363)										(9,363)
Share-based payments	$ 3,011									3,011
Ending balance (in shares) at Dec. 31, 2025	1,599,589,702			1,599,589,702
Ending balance at Dec. 31, 2025	$ 127,678			$ 18,718			$ 185,598			$ 77,515	$ (9,363)	$ (145,074)	$ 176	$ 108